Share Based Payment (Details) - Schedule of RSUs	12 Months Ended
Dec. 31, 2023
Schedule Of Rsus Abstract
Outstanding at beginning of year:
Granted	1,675,572
Vested
Forfeited
Outstanding at end of year	1,675,572
Exercisable at end of year